Capital Stock Dividends (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Dividends Declared [Table Text Block]
The Board declared quarterly cash dividends per share on Common Stock to holders of record of Common Stock and Warrants as follows (in thousands, except per share data):

	2015
	Per Share	Total Amount
Second quarter	$0.25	$24,100
Third quarter	0.25	23,620
Fourth quarter	0.25	23,555
Total quarterly cash dividends declared and paid	$0.75	$71,275